UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY



Investment Company Act File number 811-21621

Name of Fund: Defined Strategy Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Mitchell M. Cox, Chief Executive
       Officer, Defined Strategy Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


Defined Strategy Fund, Inc.

Schedule of Investments as of December 31, 2005
                                              Shares
Industry                                        Held    Common Stocks                                                    Value
Automobiles - 9.7%                           656,789    General Motors Corp.                                       $   12,754,842

Beverages - 9.7%                             315,875    The Coca-Cola Co.                                              12,732,921

Biotechnology - 24.9%                        145,000    Amgen, Inc. (a)                                                11,434,700
                                              68,000    Genentech, Inc. (a)                                             6,290,000
                                             284,431    Gilead Sciences, Inc. (a)                                      14,969,604
                                                                                                                   --------------
                                                                                                                       32,694,304

Chemicals - 9.7%                             299,773    E.I. du Pont de Nemours & Co.                                  12,740,352

Communications Equipment - 9.5%              372,000    Cisco Systems, Inc. (a)                                         6,368,640
                                             307,500    Corning, Inc. (a)                                               6,045,450
                                                                                                                   --------------
                                                                                                                       12,414,090

Computers & Peripherals - 5.3%               230,000    Dell, Inc. (a)                                                  6,897,700

Diversified Financial Services - 19.5%       264,155    Citigroup, Inc.                                                12,819,442
                                             322,080    JPMorgan Chase & Co.                                           12,783,355
                                                                                                                   --------------
                                                                                                                       25,602,797

Diversified Telecommunication                522,150    AT&T, Inc.                                                     12,787,454
Services - 19.5%                             424,529    Verizon Communications, Inc.                                   12,786,813
                                                                                                                   --------------
                                                                                                                       25,574,267

Energy Equipment & Services - 4.9%            84,000    Nabors Industries Ltd. (a)                                      6,363,000

Food & Staples Retailing - 8.0%              557,000    The Kroger Co. (a)                                             10,516,160

Food Products - 5.0%                         627,000    Del Monte Foods Co.                                             6,539,610

Health Care Equipment &                      275,000    Boston Scientific Corp. (a)                                     6,734,750
Supplies - 10.0%                              95,000    Zimmer Holdings, Inc. (a)                                       6,406,800
                                                                                                                   --------------
                                                                                                                       13,141,550

Health Care Providers & Services - 5.0%       82,000    WellPoint, Inc. (a)                                             6,542,780

Machinery - 4.7%                             214,500    Navistar International Corp. (a)                                6,138,990

Pharmaceuticals - 19.5%                      400,544    Merck & Co., Inc.                                              12,741,305
                                             548,168    Pfizer, Inc.                                                   12,783,278
                                                                                                                   --------------
                                                                                                                       25,524,583

Semiconductors & Semiconductor               825,000    Micron Technology, Inc. (a)                                    10,980,750
Equipment - 13.3%                            178,000    Nvidia Corp. (a)                                                6,507,680
                                                                                                                   --------------
                                                                                                                       17,488,430

Software - 6.3%                              675,000    Oracle Corp. (a)                                                8,241,750

Specialty Retail - 15.2%                     496,000    Charming Shoppes, Inc. (a)                                      6,547,200
                                             219,500    Office Depot, Inc. (a)                                          6,892,300
                                             260,500    Pacific Sunwear of California, Inc. (a)                         6,491,660
                                                                                                                   --------------
                                                                                                                       19,931,160

Tobacco - 9.7%                               170,015    Altria Group, Inc.                                             12,703,521

                                                        Total Common Stocks (Cost - $281,594,942) - 209.4%            274,542,807


                                                Face
                                              Amount    Short-Term Securities
Time Deposit - 0.7%                      $   861,938    State Street Bank, 3.60% due 1/03/2006                            861,938

                                                        Total Short-Term Securities (Cost - $861,938) - 0.7%              861,938

                                                        Total Investments (Cost - $282,456,880*) - 210.1%             275,404,745
                                                        Liabilities in Excess of Other Assets - (110.1%)            (144,326,675)
                                                                                                                   --------------
                                                        Net Assets - 100.0%                                        $  131,078,070
                                                                                                                   ==============

(a) Non-income producing security.

  * The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      282,456,880
                                                 ==================
    Gross unrealized appreciation                $       13,747,756
    Gross unrealized depreciation                      (20,799,891)
                                                 ------------------
    Net unrealized depreciation                  $      (7,052,135)
                                                 ==================


    Variable prepaid forward contracts as of December 31, 2005 were as follows:

        Shares
          Held    Issue+                                          Value

       145,000    Amgen, Inc.                             $   (11,146,121)
       275,000    Boston Scientific Corp.                      (6,734,557)
       496,000    Charming Shoppes, Inc.                       (6,434,806)
       307,500    Corning, Inc.                                (5,966,392)
       372,000    Cisco Systems, Inc.                          (6,280,513)
       627,000    Del Monte Foods Co.                          (6,428,631)
       230,000    Dell, Inc.                                   (6,897,516)
        68,000    Genentech, Inc.                              (6,199,662)
       284,431    Gilead Sciences, Inc.                       (14,662,446)
       557,000    The Kroger Co.                              (10,222,899)
       825,000    Micron Technology, Inc.                     (10,694,145)
        84,000    Nabors Industries Ltd.                       (6,269,861)
       214,500    Navistar International Corp.                 (6,052,525)
       178,000    Nvidia Corp.                                 (6,404,903)
       219,500    Office Depot, Inc.                           (6,772,651)
       675,000    Oracle Corp.                                 (8,241,548)
       260,500    Pacific Sunwear of California, Inc.          (6,383,136)
        82,000    WellPoint, Inc.                              (6,443,232)
        95,000    Zimmer Holdings, Inc.                        (6,298,063)
                                                          ----------------
    Total (Proceeds - $140,237,011)                       $  (144,533,607)
                                                          ================

               + Non-income producing securities.


    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Defined Strategy Fund, Inc.


By:    /s/ Mitchell M. Cox
       --------------------
       Mitchell M. Cox
       Chief Executive Officer
       Defined Strategy Fund, Inc.


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Mitchell M. Cox
       --------------------
       Mitchell M. Cox
       Chief Executive Officer
       Defined Strategy Fund, Inc.


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       ---------------------
       Donald C. Burke
       Chief Financial Officer
       Defined Strategy Fund, Inc.


Date:  February 21, 2006